Deferred Revenues	6 Months Ended
Jun. 30, 2021
Deferred Revenues [Abstract]
Deferred Revenues

Note 13

Deferred Revenues:

In February 2019, the Company entered into a license agreement (the “EF License Agreement”), to develop and commercialize its product candidate, Nolazol, in Latin American countries with Eurofarma, a Brazilian pharmaceutical company. The EF License Agreement covers the grant of non-transferable licenses, without the right to sublicense, to Eurofarma to develop and commercialize Nolazol in Latin America. The EF License Agreement also specifies the Company’s obligation to advance ongoing development activities with respect to Nolazol in the United States. A joint steering committee will oversee the development and regulatory activities directed towards marketing approval, manufacturing and commercialization phases. The Company believes its participation in the joint steering committee is not of material significance to the licenses in the context of the EF License Agreement on the whole and, as such, management has excluded these activities in the determination of its performance obligation(s) under the EF License Agreement.

The EF License Agreement provides that the parties shall enter into a separate manufacturing and supply agreement during the term of the EF License Agreement.

Under the EF License Agreement, the Company received a non-refundable, upfront payment of $2,500,000 and is further eligible to receive non-refundable milestone payments of up to $16,000,000, based on the achievement of milestones related to regulatory filings, regulatory approvals and the commercialization of Nolazol. The achievement and timing of the milestones depend on the success of development, approval and sales progress, if any, of Nolazol in the future. In addition, the Company is also eligible for tiered royalty payments.

The Company identified the licenses granted to Eurofarma and its obligation to advance development activities with respect to Nolazol in the United States as the material promises under the EF License Agreement. For purposes of identifying the Company’s performance obligations under the EF License Agreement, management believes that while the exclusive licenses were granted to Eurofarma at the outset of the EF License Agreement, the grant of those licenses does not singularly result in the transfer of the Company’s broader obligation to Eurofarma under the EF License Agreement.

The Company is obligated under the EF License Agreement to advance its development activities in the United States and those activities precede Eurofarma’s necessary regulatory approvals for commercialization of Nolazol, in Latin American countries. The Company intends to apply its proprietary know-how to the ongoing development activities in the United States involving its intellectual property relating to Nolazol. These development activities are specific to the Company and the Company believes they are not capable of being distinct in the context of the EF License Agreement on the whole.

The licenses provided to Eurofarma are not transferable and without the right to sublicense therefore Eurofarma is not presently able to monetize its investment in Nolazol as clinical development in the United States or any Latin American countries has yet to be completed and Eurofarma has yet to seek or obtain regulatory approval in any Latin American country. The licenses to Eurofarma represent rights to use the Company’s intellectual property with respect to Nolazol for which revenue is recognized at a point in time which is when Eurofarma is able to use and benefit from the licenses. The licenses are considered of limited value without the Company’s development activities with respect to Nolazol in the United States. As such, the licenses are not capable of being distinct until after successful clinical development and regulatory approval and alone do not have standalone functionality to Eurofarma. Management has determined that the licenses, while capable of being distinct, are not distinct as they do not have stand-alone value to Eurofarma without the Company’s planned development activities in the United States and the approval for sale in Latin America.

Bundled together with the Company’s development activities of Nolazol in the United States, the licenses granted under the EF License Agreement will enable Eurofarma to seek regulatory approvals and ultimately seek to commercialize Nolazol in Latin America. Therefore, management believes the licenses bundled together with the Company’s development activities in the United States constitute a single distinct performance obligation under the EF License Agreement for accounting purposes, or (the “License Performance Obligation”).

The Company has initially estimated a total transaction price of $2,500,000, consisting of the fixed upfront payment determined to be an advance on the License Performance Obligation. Upon execution of the EF License Agreement and as of June 30, 2021, variable consideration consisting of milestone payments has been constrained and excluded from the transaction price given the significant uncertainty of achievement of the development and regulatory milestones.

The Company has allocated the transaction price entirely to the single License Performance Obligation and recorded the $2,500,000 as deferred revenue that is expected to be recognized upon Brazilian or other Latin American market approval or, in the event marketing approval in the United States and/or Latin America is not achieved, whether by failure in clinical development or otherwise, when the Company’s performance obligations are contractually complete or the EF License Agreement is terminated.

Amounts expected to be recognized as revenue within the 12 months following the balance sheet date are classified as a current portion of deferred revenue in the accompanying condensed balance sheets. Amounts not expected to be recognized as revenue within the 12 months following the balance sheet date are classified as deferred revenue, net of current portion. As of June 30, 2021 and December 31, 2020, the Company has long-term deferred revenues of $2,500,000, which will be recognized when the development services of Nolazol are completed and the product candidate receives applicable regulatory approval in Latin America that allows Eurofarma to commence commercialization of Nolazol in accordance with the EF License Agreement.